Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 MXN ($) shares	Sep. 30, 2018 MXN ($) shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	$ 530	$ 10,462	$ 8,894
Consolidated net income (loss) attributable to equity holders of the parent- controlling operations discontinued			$ 324
Weighted average number of shares for basic earnings per share (millions of shares) | shares	16,807	16,807	16,807
Series A shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income		$ 4,768	$ 3,873
Consolidated net income attributable to equity holders of the parent- controlling operations		$ 4,768	3,719
Consolidated net income (loss) attributable to equity holders of the parent- controlling operations discontinued			$ 153
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937	7,937	7,937
Series D share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income		$ 2,804	$ 2,278
Consolidated net income attributable to equity holders of the parent- controlling operations		$ 2,804	2,188
Consolidated net income (loss) attributable to equity holders of the parent- controlling operations discontinued			$ 90
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668	4,668	4,668
Series B Shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income		$ 946	$ 769
Consolidated net income attributable to equity holders of the parent- controlling operations		$ 946	739
Consolidated net income (loss) attributable to equity holders of the parent- controlling operations discontinued			$ 30
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576	1,576	1,576
Series L share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income		$ 1,577	$ 1,281
Consolidated net income attributable to equity holders of the parent- controlling operations		$ 1,577	1,231
Consolidated net income (loss) attributable to equity holders of the parent- controlling operations discontinued			$ 51
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626	2,626	2,626